Pensions, Other Post-employment Benefits and Employee Benefit Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Costs
Components of net periodic benefit cost for our Automotive, Railcar and Food Packaging segments for the three and six months ended June 30, 2012 and 2011 are as follows:

	Pension Benefits		Other Post-Employment Benefits
	Three Months Ended June 30,		Three Months Ended June 30,
	2012	2011	2012	2011
	(in millions)
Service cost	$7	$7	$—	$—
Interest cost	20	20	4	5
Expected return on plan assets	(16)	(17)	—	—
Amortization of actuarial losses	9	7	—	—
Amortization of prior service credit	—	—	(4)	(4)
	$20	$17	$—	$1

	Pension Benefits		Other Post-Employment Benefits
	Six Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	(in millions)
Service cost	$14	$14	$—	$—
Interest cost	41	42	8	10
Expected return on plan assets	(32)	(34)	—	—
Amortization of actuarial losses	19	13	—	—
Amortization of prior service credit	—	—	(8)	(8)
Settlement gain	(1)	—	—	—
	$41	$35	$—	$2

Components of net periodic benefit cost (credit) for Federal-Mogul, ARI and Viskase for the years ended December 31, 2011, 2010 and 2009 are as follows:

	Pension Benefits			Other Post-Employment Benefits
	Year Ended December 31,			Year Ended December 31,
	2011	2010	2009	2011	2010	2009
	(in millions)
Service cost	$29	$30	$35	$1	$1	$2
Interest cost	83	85	90	18	21	31
Expected return on plan assets	(67)	(60)	(53)	—	—	—
Amortization of actuarial losses (gains)	26	27	32	1	—	(1)
Amortization of prior service credit	—	—	—	(16)	(12)	—
Curtailment gain	—	(1)	(2)	(1)	(29)	—
	$71	$81	$102	$3	$(19)	$32

Automotive Segment [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
The following provides disclosures for our Automotive segment's benefit obligations, plan assets, funded status, recognition in the consolidated balance sheets and inputs and valuation assumptions:

	Pension Benefits				Other Post-Employment Benefits
	United States Plans		Non-U.S. Plans
	2011	2010	2011	2010	2011	2010
	(in millions)
Change in benefit obligation:
Benefit obligation, beginning of year	$1,151	$1,071	$352	$352	$366	$506
Service cost	19	21	9	8	1	1
Interest cost	58	61	17	16	18	21
Employee contributions	—	—	—	—	—	1
Benefits paid	(60)	(60)	(22)	(21)	(30)	(40)
Medicare subsidies received	—	—	—	—	3	5
Plan amendments	—	—	—	3	(4)	(164)
Actuarial losses and changes in actuarial assumptions	59	59	21	13	(3)	33
Net transfers (out) in	—	(1)	1	—	—	1
Currency translation	—	—	(16)	(19)	(1)	2
Benefit obligation, end of year	1,227	1,151	362	352	350	366
Change in plan assets:
Fair value of plan assets, beginning of year	662	590	48	45	—	—
Actual return on plan assets	9	80	2	3	—	—
Company contributions	64	57	23	22	27	34
Benefits paid	(60)	(60)	(22)	(21)	(30)	(40)
Expenses	(5)	(5)	—	—	—	—
Medicare subsidies received	—	—	—	—	3	5
Employee contributions	—	—	—	—	—	1
Currency translation	—	—	(3)	(1)	—	—
Fair value of plan assets, end of year	670	662	48	48	—	—
Funded status of the plan	$(557)	$(489)	$(314)	$(304)	$(350)	$(366)
Amounts recognized in the consolidated balance sheets:
Net liability recognized	$(557)	$(489)	$(314)	$(304)	$(350)	$(366)
Amounts recognized in accumulated other comprehensive loss, inclusive of tax impacts:
Net actuarial loss	$415	$328	$36	$20	$41	$45
Prior service cost (credit)	—	1	3	3	(124)	(137)
Total	$415	$329	$39	$23	$(83)	$(92)

Schedule of Assumptions Used [Table Text Block]
Weighted-average assumptions used to determine net periodic benefit cost (credit) for the years ended December 31, 2011 and 2010:

	Pension Benefits				Other Post-Employment Benefits
	United States Plans		Non-U.S. Plans
	December 31,				December 31,
	2011	2010	2011	2010	2011	2010
Discount rate	5.15%	5.75%	4.92%	5.13%	5.10%	5.65%
Expected return on plan assets	8.50%	8.50%	5.34%	5.64%	—%	—%
Rate of compensation increase	3.50%	3.50%	3.18%	3.14%	—%	—%
Weighted-average assumptions used to determine the benefit obligation as of December 31, 2011 and 2010:

	Pension Benefits				Other Post-Employment Benefits
	United States Plans		Non-U.S. Plans
	December 31,				December 31,
	2011	2010	2011	2010	2011	2010
Discount rate	4.50%	5.15%	4.69%	4.92%	4.45%	5.10%
Rate of compensation increase	3.50%	3.50%	3.16%	3.18%	—%	—%

Schedule of projected benefit obligation in excess of plan assets [Table Text Block]
Information for defined benefit plans with projected benefit obligations in excess of plan assets:

	Pension Benefits				Other Post-Employment Benefits
	United States Plans		Non-U.S. Plans
	December 31,				December 31,
	2011	2010	2011	2010	2011	2010
	(in millions)
Projected benefit obligation	$1,227	$1,151	$359	$348	$350	$366
Fair value of plan assets	670	662	44	41	—	—

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
Information for pension plans with accumulated benefit obligations in excess of plan assets:

	Pension Benefits
	United States Plans		Non-U.S. Plans
	December 31,
	2011	2010	2011	2010
	(in millions)
Projected benefit obligation	$1,227	$1,151	$359	$338
Accumulated benefit obligation	1,213	1,142	338	320
Fair value of plan assets	670	662	44	35

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
Amounts in “Accumulated other comprehensive loss” expected to be recognized as components of net periodic benefit cost over fiscal 2012:

	Pension Benefits		Other Post-Employment Benefits
	United States	Non-U.S.
	(in millions)
Amortization of actuarial losses	$34	$1	$1
Amortization of prior service credit	—	—	(16)
	$34	$1	$(15)

Schedule of Health Care Cost Trend Rates [Table Text Block]
The assumed health care and drug cost trend rates used to measure next year's post-employment healthcare benefits are as follows:

	Other Post-Employment Benefits
	2011	2010
Health care cost trend rate	7.63%	0.80%
Ultimate health care cost trend rate	0.50%	0.50%
Year ultimate health care cost trend rate reached	2018	2018
Drug cost trend rate	8.94%	0.95%
Ultimate drug cost trend rate	0.50%	0.50%
Year ultimate drug cost trend rate reached	2018	2018

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
The assumed health care cost trend rate has a significant impact on the amounts reported for OPEB plans. The following table illustrates the sensitivity to a change in the assumed health care cost trend rate:

	Total Service and Interest Cost	APBO
	(in millions)
100 basis point (“bp”) increase in health care cost trend rate	$1	$20
100 bp decrease in health care cost trend rate	(1)	(17)

Schedule of change in assumptions for benefit obligation [Table Text Block]
The following table illustrates the sensitivity to a change in certain assumptions for projected benefit obligations (“PBO”), associated expense and other comprehensive loss (“OCL”). The changes in these assumptions have no impact on Federal-Mogul's fiscal 2011 funding requirements.

	Pension Benefits						Other Post-Employment Benefits
	United States Plans			Non-U.S. Plans
	Change in fiscal 2012 pension expense	Change in PBO	Change in accumulated OCL	Change in fiscal 2012 pension expense	Change in PBO	Change in accumulated OCL	Change in fiscal 2012 expense	Change in PBO
	(in millions)
25 bp decrease in discount rate	$2	$28	$(28)	$—	$10	$(10)	$1	$8
25 bp increase in discount rate	(2)	(28)	28	—	(9)	9	(1)	(8)
25 bp decrease in return on assets rate	2	—	—	—	—	—	—	—
25 bp increase in return on assets rate	(2)	—	—	—	—	—	—	—

Schedule of Expected Benefit Payments [Table Text Block]
Federal-Mogul's projected benefit payments from the plans are estimated as follows:

	Pension Benefits		Other Post-Employment Benefits
Years	United States Plans	Non-U.S. Plans
	(in millions)
2012	$78	$22	$26
2013	82	22	26
2014	83	24	26
2015	86	26	26
2016	84	23	26
2017 - 2021	461	127	120

Railcar and Food Packaging [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
The following provides disclosures for ARI's and Viskase's benefit obligations, plan assets, funded status, and recognition in the consolidated balance sheets. As pension costs for ARI and Viskase are not material to our consolidated financial position and results of operations, we do not provide information regarding their inputs and valuation assumptions.

	Pension Benefits		Other Post-Employment Benefits
	2011	2010	2011	2010
	(in millions)
Change in benefit obligation:
Benefit obligation, beginning of year	$165	$158	$—	$—
Service cost	1	1	—	—
Interest cost	8	8	—	—
Benefits paid	(9)	(9)	—	—
Actuarial losses	13	7	—	—
Adjustments to benefits	—	—	—	—
Benefit obligation, end of year	178	165	—	—
Change in plan assets:
Fair value of plan assets, beginning of year	116	108	—	—
Actual return on plan assets	(1)	13	—	—
Company contributions	8	4	—	—
Benefits paid	(9)	(9)	—	—
Fair value of plan assets, end of year	114	116	—	—
Funded status of the plan	$(64)	$(49)	$—	$—
Amounts recognized in the consolidated balance sheets:
Net liability recognized	$(64)	$(49)	$—	$—
Amounts recognized in accumulated other comprehensive loss, inclusive of tax impacts:
Net actuarial (loss) gain	$(9)	$(6)	$1	$1
Prior service credit	—	—	2	3
Total	$(9)	$(6)	$3	$4